Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Securities
Summary of amortized cost and fair value of available for sale securities

The amortized cost and fair value of securities, excluding trading securities, are summarized as follows (in thousands).

	Available for Sale
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2014
U.S. Treasury securities	$63,692	$164	$(34)	$63,822
U.S. government agencies:
Bonds	654,513	1,485	(20,899)	635,099
Residential mortgage-backed securities	55,895	2,008	(399)	57,504
Collateralized mortgage obligations	110,909	302	(4,081)	107,130
Corporate debt securities	95,704	5,659	(108)	101,255
States and political subdivisions	148,255	1,470	(1,894)	147,831
Commercial mortgage-backed securities	597	68	—	665
Equity securities	20,396	4,257	—	24,653
Note receivable	43,883	6,038	—	49,921
Warrant	12,068	1,830	—	13,898
Totals	$1,205,912	$23,281	$(27,415)	$1,201,778

	Available for Sale
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
December 31, 2013
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

The amortized cost and fair value of available for sale securities are summarized as follows (in thousands).

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2013	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$43,684	$82	$(238)	$43,528
U.S. government agencies:
Bonds	717,909	550	(55,727)	662,732
Residential mortgage-backed securities	59,936	735	(584)	60,087
Collateralized mortgage obligations	124,502	349	(4,390)	120,461
Corporate debt securities	72,376	4,610	(378)	76,608
States and political subdivisions	162,955	388	(6,508)	156,835
Commercial mortgage-backed securities	691	69	—	760
Equity securities	20,067	2,012	—	22,079
Note receivable	42,674	5,235	—	47,909
Warrant	12,068	76	—	12,144
Totals	$1,256,862	$14,106	$(67,825)	$1,203,143

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2012	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$7,046	$141	$(2)	$7,185
U.S. government agencies:
Bonds	524,888	1,663	(314)	526,237
Residential mortgage-backed securities	18,473	490	(70)	18,893
Collateralized mortgage obligations	97,812	191	(79)	97,924
Corporate debt securities	79,716	7,461	—	87,177
States and political subdivisions	177,701	196	(2,138)	175,759
Commercial mortgage-backed securities	1,001	72	—	1,073
Equity securities	19,289	1,139	—	20,428
Note receivable	40,508	3,652	—	44,160
Warrant	12,068	49	—	12,117
Totals	$978,502	$15,054	$(2,603)	$990,953

Summary of amortized cost and fair value of held to maturity securities

	Held to Maturity
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2014
U.S. government agencies:
Residential mortgage-backed securities	$31,048	$384	$(1)	$31,431
Collateralized mortgage obligations	29,821	—	(14)	29,807
States and political subdivisions	4,406	7	(20)	4,393
Totals	$65,275	$391	$(35)	$65,631

Schedule of information regarding available for sale securities that were in an unrealized loss position

Information regarding securities that were in an unrealized loss position is shown in the following tables (dollars in thousands).

	June 30, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Available for Sale
U.S. treasury securities:
Unrealized loss for less than twelve months	3	$6,396	$26	6	$12,748	$238
Unrealized loss for twelve months or longer	1	2,010	8	—	—	—
	4	8,406	34	6	12,748	238
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	1	9,987	13	35	526,817	45,274
Unrealized loss for twelve months or longer	31	487,164	20,886	5	90,931	10,453
	32	497,151	20,899	40	617,748	55,727
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	1,593	58	2	2,194	54
Unrealized loss for twelve months or longer	3	9,356	341	3	9,309	530
	4	10,949	399	5	11,503	584
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	2	13,128	24	7	84,054	4,320
Unrealized loss for twelve months or longer	8	68,301	4,057	2	4,995	70
	10	81,429	4,081	9	89,049	4,390
Corporate debt securities:
Unrealized loss for less than twelve months	—	—	—	7	10,754	378
Unrealized loss for twelve months or longer	1	1,889	108	—	—	—
	1	1,889	108	7	10,754	378
States and political subdivisions:
Unrealized loss for less than twelve months	12	8,846	49	46	30,245	669
Unrealized loss for twelve months or longer	119	80,555	1,845	150	96,882	5,839
	131	89,401	1,894	196	127,127	6,508
Total available for sale:
Unrealized loss for less than twelve months	19	39,950	170	103	666,812	50,933
Unrealized loss for twelve months or longer	163	649,275	27,245	160	202,117	16,892
	182	$689,225	$27,415	263	$868,929	$67,825

Information regarding available for sale securities that were in an unrealized loss position is shown in the following table (dollars in thousands).

	December 31, 2013			December 31, 2012
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
U.S. treasury securities:
Unrealized loss for less than twelve months	6	$12,748	$238	2	$2,427	$2
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	12,748	238	2	2,427	2
U.S. government agencies:
Bonds:
Unrealized loss for less than twelve months	35	526,817	45,274	14	236,305	314
Unrealized loss for twelve months or longer	5	90,931	10,453	—	—	—
	40	617,748	55,727	14	236,305	314
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	2	2,194	54	7	12,279	70
Unrealized loss for twelve months or longer	3	9,309	530	—	—	—
	5	11,503	584	7	12,279	70
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	7	84,054	4,320	8	38,887	79
Unrealized loss for twelve months or longer	2	4,995	70	—	—	—
	9	89,049	4,390	8	38,887	79
Corporate debt securities:
Unrealized loss for less than twelve months	7	10,754	378	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	7	10,754	378	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	46	30,245	669	225	156,664	2,138
Unrealized loss for twelve months or longer	150	96,882	5,839	—	—	—
	196	127,127	6,508	225	156,664	2,138
Total available for sale:
Unrealized loss for less than twelve months	103	666,812	50,933	256	446,562	2,603
Unrealized loss for twelve months or longer	160	202,117	16,892	—	—	—
	263	$868,929	$67,825	256	$446,562	$2,603

Schedule of information regarding held to maturity securities that were in an unrealized loss position

	June 30, 2014			December 31, 2013
	Number of		Unrealized	Number of		Unrealized
	Securities	Fair Value	Losses	Securities	Fair Value	Losses
Held to Maturity
U.S. government agencies:
Residential mortgage-backed securities:
Unrealized loss for less than twelve months	1	$2,029	$1	—	$—	$—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	1	2,029	1	—	—	—
Collateralized mortgage obligations:
Unrealized loss for less than twelve months	1	29,807	14	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	1	29,807	14	—	—	—
States and political subdivisions:
Unrealized loss for less than twelve months	6	3,327	20	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	6	3,327	20	—	—	—
Total held to maturity:
Unrealized loss for less than twelve months	8	35,163	35	—	—	—
Unrealized loss for twelve months or longer	—	—	—	—	—	—
	8	$35,163	$35	—	$—	$—

Schedule of amortized cost and fair value of securities, excluding trading and equity available for sale securities and the available for sale warrant by contractual maturity

The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at June 30, 2014 are shown by contractual maturity below (in thousands).

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$133,456	$133,611	$—	$—
Due after one year through five years	120,411	130,803	—	—
Due after five years through ten years	71,929	74,513	264	264
Due after ten years	680,251	659,001	4,142	4,129
	1,006,047	997,928	4,406	4,393

Residential mortgage-backed securities	55,895	57,504	31,048	31,431
Collateralized mortgage obligations	110,909	107,130	29,821	29,807
Commercial mortgage-backed securities	597	665	—	—
	$1,173,448	$1,163,227	$65,275	$65,631

The amortized cost and fair value of securities, excluding trading and available for sale equity securities and the available for sale warrant, at December 31, 2013 are shown by contractual maturity below (in thousands).

	Amortized
	Cost	Fair Value
Due in one year or less	$125,804	$125,881
Due after one year through five years	115,950	125,245
Due after five years through ten years	70,173	70,280
Due after ten years	727,671	666,206
	1,039,598	987,612

Residential mortgage-backed securities	59,936	60,087
Collateralized mortgage obligations	124,502	120,461
Commercial mortgage-backed securities	691	760
	$1,224,727	$1,168,920